UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10273

Morgan Stanley International Value Equity Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                10036

    (Address of principal executive offices)              (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: August 31, 2012

Date of reporting period: May 31, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International Value Equity Fund

Portfolio of Investments ¡ May 31, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.1%)
	Australia (3.1%)
	Chemicals
13,100	Orica Ltd.	$315,955

	Energy Equipment & Services
45,926	WorleyParsons Ltd.	1,149,728

	Insurance
363,910	AMP Ltd.	1,375,400

	Oil, Gas & Consumable Fuels
185,749	Santos Ltd.	2,169,447

	Total Australia	5,010,530

	Canada (0.8%)
	Metals & Mining
30,700	Ivanhoe Mines Ltd. (a)	289,805

	Oil, Gas & Consumable Fuels
48,411	Encana Corp. (b)	967,423

	Total Canada	1,257,228

	China (0.5%)
	Insurance
244,200	AIA Group Ltd. (c)	796,008

	France (6.0%)
	Commercial Banks
23,108	BNP Paribas SA (b)	735,042
16,353	Societe Generale SA (a)	324,741

		1,059,783

	Diversified Telecommunication Services
81,816	France Telecom SA	1,027,842

	Electrical Equipment
100,568	Legrand SA (b)	3,025,493

	Machinery
26,342	Vallourec SA (b)	983,671

	Pharmaceuticals
52,935	Sanofi	3,599,979

	Total France	9,696,768

	Germany (7.1%)
	Auto Components
9,850	Continental AG	820,291

	Automobiles
10,573	Volkswagen AG (Preference)	1,687,791

	Chemicals
22,992	BASF SE (b)	1,602,862

	Household Products
18,818	Henkel AG & Co. KGaA (Preference)	1,226,016

	Pharmaceuticals
59,944	Bayer AG (Registered)	3,790,537

	Software
40,329	SAP AG (b)	2,313,821

	Total Germany	11,441,318

	Ireland (1.1%)
	Construction Materials
104,579	CRH PLC	1,758,643

Morgan Stanley International Value Equity Fund

Portfolio of Investments ¡ May 31, 2012 (unaudited) continued

	Italy (1.2%)
	Oil, Gas & Consumable Fuels
100,281	Eni SpA	$1,934,361

	Japan (22.2%)
	Auto Components
176,000	NGK Spark Plug Co., Ltd.	2,259,520

	Automobiles
77,500	Toyota Motor Corp.	3,006,636

	Chemicals
17,200	Nitto Denko Corp.	698,009

	Commercial Banks
43,119	Sumitomo Mitsui Financial Group, Inc.	1,259,563
404,000	Sumitomo Mitsui Trust Holdings, Inc.	1,020,827

		2,280,390

	Electrical Equipment
252,000	Mitsubishi Electric Corp.	1,984,227

	Electronic Equipment, Instruments & Components
536,000	Hitachi Ltd.	3,071,261
122,500	Hoya Corp.	2,627,903
9,900	Keyence Corp.	2,241,271
18,700	Kyocera Corp.	1,548,788

		9,489,223

	Food & Staples Retailing
36,900	Lawson, Inc.	2,585,260

	Household Durables
190,000	Sekisui House Ltd.	1,607,581

	Insurance
49,000	MS&AD Insurance Group Holdings	752,884

	Media
16,400	Asatsu-DK, Inc.	439,510

	Oil, Gas & Consumable Fuels
364	INPEX Corp.	2,104,288

	Pharmaceuticals
50,200	Astellas Pharma, Inc.	1,973,150

	Real Estate Management & Development
173,000	Mitsubishi Estate Co., Ltd.	2,691,258

	Semiconductors & Semiconductor Equipment
29,300	Tokyo Electron Ltd.	1,323,660

	Trading Companies & Distributors
21,400	Mitsubishi Corp.	419,206

	Wireless Telecommunication Services
1,372	NTT DoCoMo, Inc.	2,190,368

	Total Japan	35,805,170

	Netherlands (5.8%)
	Chemicals
46,435	Akzo Nobel N.V.	2,120,980

	Food Products
213,103	Unilever N.V. CVA	6,704,808

	Metals & Mining
39,729	ArcelorMittal	548,971

	Total Netherlands	9,374,759

	Singapore (1.1%)
	Diversified Telecommunication Services
754,000	Singapore Telecommunications Ltd.	1,813,907

	Switzerland (11.6%)
	Capital Markets
157,703	UBS AG (Registered) (a)	1,777,781

Morgan Stanley International Value Equity Fund

Portfolio of Investments ¡ May 31, 2012 (unaudited) continued

	Construction Materials
27,547	Holcim Ltd. (Registered) (a)	$1,463,350

	Food Products
119,146	Nestle SA (Registered)	6,752,445

	Insurance
8,706	Zurich Insurance Group AG (a)	1,780,009

	Pharmaceuticals
80,120	Novartis AG (Registered)	4,161,274
17,672	Roche Holding AG (Genusschein)	2,758,095

		6,919,369

	Total Switzerland	18,692,954

	United Kingdom (34.9%)
	Commercial Banks
343,408	Barclays PLC	933,086
503,329	HSBC Holdings PLC	3,952,348
4,174,789	Lloyds Banking Group PLC (a)	1,632,996

		6,518,430

	Electric Utilities
119,034	SSE PLC	2,427,113

	Food & Staples Retailing
330,972	WM Morrison Supermarkets PLC	1,408,880

	Household Products
126,888	Reckitt Benckiser Group PLC	6,735,080

	Industrial Conglomerates
138,073	Smiths Group PLC	2,127,981

	Insurance
122,712	Admiral Group PLC	1,964,996
943,507	Legal & General Group PLC	1,605,363
364,073	Prudential PLC	3,804,321
515,649	Resolution Ltd.	1,533,012

		8,907,692

	Machinery
35,749	Weir Group PLC (The) (b)	850,688

	Metals & Mining
73,793	BHP Billiton PLC	1,927,151
74,008	Xstrata PLC	1,052,214

		2,979,365

	Oil, Gas & Consumable Fuels
91,531	BG Group PLC	1,752,765
382,224	BP PLC	2,326,291

		4,079,056

	Tobacco
156,721	British American Tobacco PLC	7,387,453
180,163	Imperial Tobacco Group PLC	6,502,966

		13,890,419

	Trading Companies & Distributors
55,959	Bunzl PLC	882,277
117,565	Travis Perkins PLC	1,682,360

		2,564,637

	Wireless Telecommunication Services
1,380,423	Vodafone Group PLC	3,680,589

	Total United Kingdom	56,169,930

	United States (1.7%)
	Beverages
63,664	Dr. Pepper Snapple Group, Inc. (b)	2,626,777

	Total Common Stocks (Cost $174,994,497)	156,378,353

Morgan Stanley International Value Equity Fund

Portfolio of Investments ¡ May 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT (000)			VALUE
	Short-Term Investments (8.9%)
	Securities held as Collateral on Loaned Securities (7.5%)
	Repurchase Agreements (1.2%)
$52	Barclays Capital, Inc. (0.18%, dated 05/31/12, due 06/01/12; proceeds $52,170; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.75% due 05/15/22; valued at $53,215)		$52,170
1,157	Barclays Capital, Inc. (0.20%, dated 05/31/12, due 06/01/12; proceeds $1,157,197; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.00% due 05/01/25 - 04/01/42; valued at $1,180,335)		1,157,191
651	Merrill Lynch & Co., Inc. (0.21%, dated 05/31/12, due 06/01/12; proceeds $650,924; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 11/01/41; valued at $663,938)		650,920

	Total Repurchase Agreements (Cost $1,860,281)		1,860,281

NUMBER OF SHARES (000)
	Investment Company (6.3%)
10,198	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $10,198,131)(d)		10,198,131

	Total Securities held as Collateral on Loaned Securities (Cost $12,058,412)		12,058,412

	Investment Company (1.4%)
2,294	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $2,294,432)(d)		2,294,432

	Total Short-Term Investments (Cost $14,352,844)		14,352,844

	Total Investments (Cost $189,347,341) (e)	106.0%	170,731,197
	Liabilities in Excess of Other Assets	(6.0)	(9,615,132)

	Net Assets	100.0%	$161,116,065

CVA	Certificaten Van Aandelen.
(a)	Non-income producing security.
(b)	The value of loaned securities and related collateral outstanding at May 31, 2012 were $11,389,185 and $12,076,887, respectively. The Portfolio received cash collateral of $12,058,412 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds—Money Market Portfolio—Institutional Class as reported in the Portfolio of Investments. As of May 31, 2012, there was uninvested cash of $18,475 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds—Money Market Portfolio—Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley International Value Equity Fund

Summary of Investments ¡ May 31, 2012 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	$16,283,035		10.3%
Tobacco	13,890,419		8.7
Insurance	13,611,993		8.6
Food Products	13,457,253		8.5
Oil, Gas & Consumable Fuels	11,254,575		7.1
Commercial Banks	9,858,603		6.2
Electronic Equipment, Instruments & Components	9,489,223		6.0
Household Products	7,961,096		5.0
Wireless Telecommunication Services	5,870,957		3.7
Electrical Equipment	5,009,720		3.2
Chemicals	4,737,806		3.0
Automobiles	4,694,427		3.0
Food & Staples Retailing	3,994,140		2.5
Metals & Mining	3,818,141		2.4
Construction Materials	3,221,993		2.0
Auto Components	3,079,811		1.9
Trading Companies & Distributors	2,983,843		1.9
Diversified Telecommunication Services	2,841,749		1.8
Real Estate Management & Development	2,691,258		1.7
Beverages	2,626,777		1.7
Electric Utilities	2,427,113		1.5
Software	2,313,821		1.5
Investment Company	2,294,432		1.4
Industrial Conglomerates	2,127,981		1.3
Machinery	1,834,359		1.2
Capital Markets	1,777,781		1.1
Household Durables	1,607,581		1.0
Semiconductors & Semiconductor Equipment	1,323,660		0.8
Energy Equipment & Services	1,149,728		0.7
Media	439,510		0.3

	$158,672,785	+	100.0%

+	Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley International Value Equity Fund

Notes to Portfolio of Investments ¡ May 31, 2012 (unaudited)

Valuation of Investments - (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company (the “Sub-Advisers”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Auto Components	$3,079,811	$—	$—	$3,079,811
Automobiles	4,694,427	—	—	4,694,427
Beverages	2,626,777	—	—	2,626,777
Capital Markets	1,777,781	—	—	1,777,781
Chemicals	4,737,806	—	—	4,737,806
Commercial Banks	9,858,603	—	—	9,858,603
Construction Materials	3,221,993	—	—	3,221,993
Diversified Telecommunication Services	2,841,749	—	—	2,841,749
Electric Utilities	2,427,113	—	—	2,427,113
Electrical Equipment	5,009,720	—	—	5,009,720
Electronic Equipment, Instruments & Components	9,489,223	—	—	9,489,223
Energy Equipment & Services	1,149,728	—	—	1,149,728
Food & Staples Retailing	3,994,140	—	—	3,994,140
Food Products	13,457,253	—	—	13,457,253
Household Durables	1,607,581	—	—	1,607,581
Household Products	7,961,096	—	—	7,961,096
Industrial Conglomerates	2,127,981	—	—	2,127,981
Insurance	13,611,993	—	—	13,611,993
Machinery	1,834,359	—	—	1,834,359
Media	439,510	—	—	439,510
Metals & Mining	3,818,141	—	—	3,818,141
Oil, Gas & Consumable Fuels	11,254,575	—	—	11,254,575
Pharmaceuticals	16,283,035	—	—	16,283,035
Real Estate Management & Development	2,691,258	—	—	2,691,258
Semiconductors & Semiconductor Equipment	1,323,660	—	—	1,323,660
Software	2,313,821	—	—	2,313,821
Tobacco	13,890,419	—	—	13,890,419
Trading Companies & Distributors	2,983,843	—	—	2,983,843
Wireless Telecommunication Services	5,870,957	—	—	5,870,957
Total Common Stocks	156,378,353	—	—	156,378,353
Short-Term Investments
Repurchase Agreements	—	1,860,281	—	1,860,281
Investment Company	12,492,563	—	—	12,492,563
Total Short-Term Investments	12,492,563	1,860,281	—	14,352,844
Total Assets	$168,870,916	$1,860,281	$—	$170,731,197

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of May 31, 2012, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Value Equity Fund

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

July 24, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

July 24, 2012